RBC BlueBay Global Convertible Bond Fund
RBC BlueBay Global Convertible Bond Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	RBC BlueBay Global Convertible Bond Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		RBC BlueBay Global Convertible Bond Fund Class I
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.97%
Total Annual Fund Operating Expenses		1.72%
Fee Waiver and/or Expense Reimbursement	[1]	(0.87%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such aslitigation) to the net expenses in the table. This expense limitation agreement will remain in place untilJanuary 31, 2015 and may not be terminated by the Advisor prior to that date.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	RBC BlueBay Global Convertible Bond Fund Class I
One Year	87
Three Years	457
Five Years	852
Ten Years	1,958